Cash and Cash Equivalents and Other Investments - Schedule of Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 1,374,909	$ 1,334,415
Cash equivalents (1)	[1]	27,783,318	22,249,920
Total		$ 29,158,227	$ 23,584,335	$ 21,546,386	$ 15,130,192

[1]	Cash equivalents are investments with initial original maturities of less than 90 and 120 days and consist primarily of Treasury Bills issued by the United States Treasury Department.